Basis for Preparation - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / € ¥ / €	Dec. 31, 2018 $ / € ₨ / €	Dec. 31, 2018 $ / € £ / €	Dec. 31, 2018 $ / € SFr / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ / € ¥ / €	Dec. 31, 2017 $ / € ₨ / €	Dec. 31, 2017 $ / € £ / €	Dec. 31, 2017 $ / € SFr / €	Dec. 31, 2017 $ / € $ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 ₨ / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 SFr / €	Dec. 31, 2016 $ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 ₨ / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 SFr / €	Dec. 31, 2018 $ / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 ₨ / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 $ / €
Basis for Preparation
Middle Rate at December 31	1.1450	1.1450	1.1450	1.1450	1.1450	1.1450	1.1993	1.1993	1.1993	1.1993	1.1993	1.1993							125.85	79.7298	0.8945	1.1269	1.6220	135.01	76.6055	0.8872	1.1702	1.5346
Annual Average Exchange Rate	1.1815	130.41	80.7277	0.8847	1.1549	1.5799	1.1315	126.85	73.9595	0.8770	1.1159	1.4794	1.1045	119.77	73.9685	0.8206	1.0886	1.4850